Annual Total Returns (Vanguard Industrials Index Fund - Admiral Shares Retail) (Vanguard Industrials Index Fund, Vanguard Industrials Index Fund - Admiral Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Annual Total Return
2013	41.92%
2012	17.13%
2011	(2.21%)
2010	27.12%
2009	22.34%
2008	(40.03%)
2007	13.46%